Government Grants - Summary of Changes in Government Grants for Specific Business Projects (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Beginning balance	₩ 538,977	₩ 521,101
Ending balance	₩ 561,443	₩ 538,977
Government Grants For Specific Business Projects 1 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Description	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Period	2021.04.01~2022.06.30	2021.04.01 ~ 2022.06.30
Budget	₩ 211,235	₩ 211,235
Beginning balance	1,069	1,120
Received	0	0
Interest	0	0
Used	(791)	(51)
Return	(278)	0
Others	0	0
Ending balance	₩ 0	₩ 1,069
Government Grants For Specific Business Projects 2 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Employment and Labor	Ministry of Trade, Industry and Energy
Business Name	Support for the installation of workplace daycare centers	Construction of the Integrated Control System for Renewable Energy in Transmission Area
Description	Support for the installation of workplace daycare centers	Construction of the Integrated Control System for Renewable Energy in Transmission Area
Period	2023.01.01~2023.12.31	2022.01.01~2023.09.30
Budget	₩ 1,491	₩ 940
Beginning balance	0	0
Received	0	798
Interest	1	0
Used	0	(798)
Return	0	0
Others	0	0
Ending balance	₩ 1	₩ 0
Government Grants For Specific Business Projects 3 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Support for underground power line installation	2023 Electricity supply business in rural areas (New Electricity Supply Construction Fees)
Description	Daebul Industrial Complex Underground Power Line Project (Phase 1) (Subsidy)	Electricity supply business in rural areas (New Electricity Supply Construction Fees)
Period	2023.12.01~2025.12.31	2023.01.01~2024.01.31
Budget	₩ 3,492	₩ 2
Beginning balance	0	0
Received	3,492	35
Interest	0	0
Used	(3,492)	(35)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 4 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2023 Electricity supply business in rural areas (Reservation of Financial Loans)
Description	Construction of the Integrated Control System for Renewable Energy in Transmission Area	Electricity supply business in rural areas (Reservation of Financial Loans)
Period	2023.01.01~2023.12.31	2023.01.01~2024.01.31
Budget	₩ 490	₩ 166
Beginning balance	0	0
Received	213	166
Interest	0	0
Used	(213)	(166)
Return	0	0
Others	0	0
Ending balance	0	₩ 0
Government Grants For Specific Business Projects 5 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department		Ministry of Trade, Industry and Energy
Business Name		2023 Electricity supply business in rural areas (Support for operational deficits of electricity providers)
Description		Electricity supply business in rural areas (Support for operational deficits of electricity providers)
Period		2023.01.01~2024.01.31
Budget		₩ 158,275
Beginning balance	₩ 0	0
Received		149,259
Interest		0
Used		(149,259)
Return		0
Others		0
Ending balance		₩ 0
Government Grants For Specific Business Projects 6 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of SMEs and Startup	Ministry of Trade, Industry and Energy
Business Name	Temporary electricity bill support for small business owners	2023 Electricity supply business in rural areas (Technical support for local governments and residents)
Description	Temporary electricity bill support for small business owners (2024)	Electricity supply business in rural areas (Technical support for local governments and residents)
Period	2024.02.15~2024.12.31	2023.01.01~2024.01.31
Budget	₩ 178,753	₩ 1,176
Beginning balance	0	0
Received	156,058	1,862
Interest	0	0
Used	(127,984)	(1,862)
Return	0	0
Others	0	0
Ending balance	₩ 28,074	₩ 0
Government Grants For Specific Business Projects 7 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Electricity supply business in rural areas	2023 Electricity supply business in rural areas (Support for Losses in Local Government Operations)
Description	Electricity supply business in rural areas (Support for Losses in Local Government Operations)	Electricity supply business in rural areas (Support for Losses in Local Government Operations)
Period	2024.01.01~2024.12.31	2023.01.01~2024.01.31
Budget	₩ 161,429	₩ 12,036
Beginning balance	0	0
Received	170,276	8,619
Interest	0	0
Used	(170,276)	(8,619)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 8 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Renewable Energy Generation Difference Support	2023 Establishment of eco-friendly microgrid in island areas
Description	Renewable Energy Generation Difference Support (2024)	Establishment of eco-friendly microgrid in island areas
Period	2024.01.01~2024.12.31	2023.01.01 ~ 2024.01.31
Budget	₩ 52,170	₩ 3,871
Beginning balance	0	0
Received	51,413	26,091
Interest	0	0
Used	(51,413)	(26,091)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 9 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Operating expenses for regional projects around the power plant	2023 Operating expenses for regional projects around the power plant
Description	Operating expenses for regional projects around the power plant (2024)	Operating expenses for regional projects around the power plant
Period	2024.01.02~2024.12.31	2023.01.01 ~ 2023.12.31
Budget	₩ 428	₩ 361
Beginning balance	0	0
Received	61	51
Interest	0	0
Used	(61)	(51)
Return	0	0
Others	0	0
Ending balance	0	₩ 0
Government Grants For Specific Business Projects 10 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department		Ministry of Trade, Industry and Energy
Business Name		2023 Renewable Energy Generation Difference Support
Description		Renewable Energy Generation Difference Support
Period		2023.01.01 ~ 2023.12.31
Budget		₩ 78,311
Beginning balance	0	0
Received		69,599
Interest		0
Used		(69,599)
Return		0
Others		0
Ending balance		₩ 0
Government Grants For Specific Business Projects 11 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department		Ministry of Trade, Industry and Energy
Business Name		Energy Cashback
Description		Energy Cashback
Period		2023.01.01 ~ 2023.12.31
Budget		₩ 2,560
Beginning balance	0	0
Received		2,560
Interest		0
Used		(2,560)
Return		0
Others		0
Ending balance		₩ 0
Government Grants For Specific Business Projects 12 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department		Ministry of Trade, Industry and Energy
Business Name		Safety inspection of general electrical equipment
Description		Safety inspection of general electrical equipment
Period		2023.01.01~2023.04.18
Budget		₩ 495
Beginning balance	₩ 0	0
Received		635
Interest		0
Used		(635)
Return		0
Others		0
Ending balance		₩ 0
Government Grants For Specific Business Projects 13 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector	Establishment of Integrated Control System for Renewable Energy in the power distribution sector
Description	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector	Establishment of Integrated Control System for Renewable Energy in the Power Distribution Sector
Period	2023.01.01~2023.12.31	2023.01.01~2023.12.31
Budget	₩ 2,510	₩ 2,510
Beginning balance	2	0
Received	203	680
Interest	0	2
Used	(205)	(680)
Return	0	(1,832)
Others	0	1,832
Ending balance	0	₩ 2
Government Grants For Specific Business Projects 14 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department		Ministry of Employment and Labor
Business Name		Support for the installation of workplace daycare centers
Description		Support for the installation of workplace daycare centers
Period		2023.01.01~2023.12.31
Budget		₩ 1,491
Beginning balance	₩ 0	0
Received		270
Interest		0
Used		(270)
Return		0
Others		0
Ending balance		₩ 0